Income Taxes (Details) - Schedule of U.S. federal income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of U.S. federal income tax rate [Abstract]
U.S. federal provision (benefit) at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	(0.01%)	(0.01%)
Foreign income taxes at rates other than the U.S. rate	(0.03%)	0.09%
Other permanent items	(0.09%)	(0.25%)
Stock-based compensation	(0.32%)	(0.45%)
Research and development credits	1.93%	0.65%
Unrecognized tax benefits	(0.77%)	(0.80%)
Global intangible low-taxed income	(0.03%)	(0.09%)
Change in valuation allowance	(21.97%)	(18.59%)
Payroll tax credit adjustments	0.16%	0.19%
Disallowed favorable transfer pricing adjustment		(1.78%)
Effective tax rate	(0.13%)	(0.04%)